CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Balance at the beginning at Dec. 31, 2019	$ 2,481	kr 15,184	$ 22,862	$ (169)	$ (15,812)	$ 9,362
Net loss for the period					(15,018)	(15,018)
Other comprehensive income				395		395
Share-based compensation					3,551	3,551
Issuance of shares for cash	167		8,853			9,020
Transaction costs			(272)			(272)
Balance at the end at Dec. 31, 2020	2,648	16,198	31,443	226	(27,279)	7,038
Net loss for the period					(24,532)	(24,532)
Other comprehensive income				(1,537)		(1,537)
Tax effects on OCI				(5)		(5)
Share-based compensation					1,379	1,379
Issuance of shares for cash	1,107		56,502			57,609
Transaction costs			(7,515)			(7,515)
Balance at the end at Dec. 31, 2021	3,755	23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period					(10,559)	(10,559)
Other comprehensive income				(2,205)		(2,205)
Share-based compensation					665	665
Issuance of shares for cash	28					28
Transaction Costs Paid In Shares	(61)		61			0
Transaction costs			(216)			(216)
Balance at the end at Jun. 30, 2022	3,844		80,153	(3,521)	(60,326)	(20,150)
Balance at the beginning at Dec. 31, 2021	3,755	23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period						(16,297)
Balance at the end at Sep. 30, 2022	3,864		80,023	(4,579)	(65,760)	13,548
Balance at the beginning at Dec. 31, 2021	3,755	23,204	80,430	(1,316)	(50,432)	32,437
Net loss for the period					(23,169)	(23,169)
Other comprehensive income				(2,335)		(2,335)
Share-based compensation					942	942
Issuance of shares for cash	70		358			428
Transaction costs	61		(61)
Balance at the end at Dec. 31, 2022	3,886	24,139	80,727	(3,651)	(72,659)	8,303
Balance at the beginning at Jun. 30, 2022	3,844		80,153	(3,521)	(60,326)	(20,150)
Net loss for the period					(5,740)	(5,740)
Other comprehensive income				(1,058)		(1,058)
Share-based compensation					306	306
Issuance of shares for cash	20					20
Transaction costs			(130)			(130)
Balance at the end at Sep. 30, 2022	3,864		80,023	(4,579)	(65,760)	13,548
Balance at the beginning at Dec. 31, 2022	3,886	24,139	80,727	(3,651)	(72,659)	8,303
Net loss for the period					(11,924)	(11,924)
Other comprehensive income				34		34
Share-based compensation					326	326
Issuance of shares for cash	504		5,469			5,973
Transaction costs			(176)			(176)
Balance at the end at Jun. 30, 2023	4,390		86,020	(3,618)	(84,257)	2,535
Balance at the beginning at Dec. 31, 2022	3,886	24,139	80,727	(3,651)	(72,659)	8,303
Net loss for the period						(17,602)
Balance at the end at Sep. 30, 2023	4,415	27,814	86,145	(3,531)	(89,763)	(2,734)
Balance at the beginning at Jun. 30, 2023	4,390		86,020	(3,618)	(84,257)	2,535
Net loss for the period					(5,678)	(5,678)
Other comprehensive income				87		87
Share-based compensation					172	172
Issuance of shares for cash	25		129			154
Transaction costs			(4)			(4)
Balance at the end at Sep. 30, 2023	$ 4,415	kr 27,814	$ 86,145	$ (3,531)	$ (89,763)	$ (2,734)